Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

(3)   Fair Value Measurements

ASC 820, “Fair Value Measurements”, provides guidance on the development and disclosure of fair value measurements. The Company follows this guidance for fair value measurements, which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1:   Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2:   Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:   Unobservable inputs which are supported by little or no market activity with values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of the dates of the Company’s balance sheets herein. The carrying amount of cash, grant receivable, prepaid expenses and other current assets, right-of-use asset, accounts payable and accrued expenses, deferred grant income, and current and long-term portion of lease liability approximated their fair value due to their short-term or fixed arrangements nature.

(3)   Fair Value Measurements

ASC 820, “Fair Value Measurements”, provides guidance on the development and disclosure of fair value measurements. The Company follows this guidance for fair value measurements, which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1:   Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2:   Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:   Unobservable inputs which are supported by little or no market activity with values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of the dates of the Company’s balance sheets herein. The carrying amount of cash and accounts payable and accrued liabilities approximated fair value as they are short term in nature.

(3)   Fair Value Measurements (continued)

A summary of the changes in the fair value of Level 3 financial instruments for the year ended December 31, 2021, is as follows:

Balance, December 31, 2020	$1,780,376
Changes in fair value of derivative liability	867,000
Extinguishment of liability on conversion of Notes	(2,647,376)
Changes in fair value of warrant liability	6,109
Extinguishment of liability on exercise of warrants	(6,109)
Balance, December 31, 2021	—
No changes during year ended December 31, 2022	—
Balance, December 31, 2022	$—